RELATED PARTY NOTES PAYABLE (Details Narrative) - USD ($)	1 Months Ended					3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Jan. 31, 2021	May 31, 2019	Jun. 30, 2010	Dec. 31, 2008	Mar. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Debt Instrument, Increase, Accrued Interest									$ 16,480
Debt Instrument, Periodic Payment, Principal							$ 750,000
Debt Instrument, Maturity Date	Jul. 31, 2023
Debt Instrument, Interest Rate, Effective Percentage							10.00%
ARJ Trust [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount								$ 650,000
Debt Instrument, Increase, Accrued Interest								2,911
Debt Instrument, Maturity Date Range, Start							Mar. 31, 2024
Debt Instrument, Maturity Date Range, End							Mar. 31, 2025
ARJ Trust [Member] | Notes Payable One [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount					$ 500,000			500,000
Debt Instrument, Interest Rate, Stated Percentage					8.50%
Debt Instrument, Periodic Payment, Interest					$ 3,541
ARJ Trust [Member] | Notes Payable Two [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount				$ 150,000				$ 150,000
Debt Instrument, Interest Rate, Stated Percentage				8.50%
Debt Instrument, Periodic Payment, Interest				$ 1,063
McKettrick [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount			$ 1,750,000
Debt Instrument, Interest Rate, Stated Percentage			0.00%
Debt Instrument, Periodic Payment, Principal			$ 250,000				$ 250,000
Debt Instrument, Maturity Date			Dec. 01, 2027
Debt Instrument, Fee			There is a late fee of 5%, if not paid within 10 days of the due date.
[custom:DebtInstrumentNegotiatedFeeAmount-0]							$ 50,000
Carver [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount		$ 222,000
Debt Instrument, Periodic Payment, Principal		$ 18,500				$ 18,500
Debt Instrument, Maturity Date		Oct. 01, 2027
Debt Instrument, Interest Rate, Effective Percentage		0.00%